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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. Schedule of Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—95.8%

ADVERTISING—0.4%
Focus Media Holding Ltd.#	235,000	$4,648,300

AEROSPACE & DEFENSE—3.8%
Boeing Co., /The	112,800	8,337,048
General Dynamics Corp.	66,300	4,206,072
Honeywell International, Inc.	298,800	17,345,340
Precision Castparts Corp.	40,100	6,237,956
United Technologies Corp.	90,700	6,751,708
		42,878,124
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	109,500	8,279,295

AIRLINES—0.2%
United Continental Holdings, Inc.*	97,700	1,845,553

APPAREL ACCESSORIES & LUXURY GOODS—0.6%
PVH Corp.	64,400	5,115,292
Ralph Lauren Corp.	11,100	1,602,174
		6,717,466
APPAREL RETAIL—0.2%
Limited Brands, Inc.	47,700	2,268,135

APPLICATION SOFTWARE—1.6%
Cadence Design Systems, Inc. *	782,200	9,558,484
Informatica Corp. *	55,600	1,640,756
Salesforce.com, Inc. *	56,000	6,964,160
		18,163,400
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Affiliated Managers Group, Inc.*	32,300	3,604,357

AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC *	56,700	1,609,713
WABCO Holdings, Inc. *	70,600	3,877,352
		5,487,065
AUTO RENTAL—0.3%
Hertz Global Holdings, Inc.*	267,300	3,009,798

BIOTECHNOLOGY—1.2%
Gilead Sciences, Inc. *	82,050	4,457,776
Merrimack Pharmaceuticals, Inc. /Restricted *,(L2),(a)	396,775	3,004,182
United Therapeutics Corp. *	84,600	4,634,388
Vertex Pharmaceuticals, Inc. *	25,500	1,237,005
		13,333,351
BROADCASTING & CABLE TV—0.6%
CBS Corp., Cl. B	184,500	6,173,370

BUILDING PRODUCTS—0.0%
Owens Corning*	17,900	480,794

CASINOS & GAMING—0.6%
Las Vegas Sands Corp.	184,600	6,723,132

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMMUNICATIONS EQUIPMENT—2.3%
Cisco Systems, Inc.	320,900	$5,118,355
Palo Alto Networks, Inc. *	5,000	285,700
QUALCOMM, Inc.	334,400	19,956,992
		25,361,047
COMPUTER HARDWARE—8.0%
Apple, Inc.	145,745	89,015,216

COMPUTER STORAGE & PERIPHERALS—1.1%
EMC Corp. *	386,300	10,124,923
NetApp, Inc. *	52,900	1,728,243
		11,853,166
CONSTRUCTION & ENGINEERING—1.2%
KBR, Inc.	244,600	6,418,304
Quanta Services, Inc. *	286,800	6,593,532
		13,011,836
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Caterpillar, Inc.	77,100	6,492,591
Cummins, Inc.	25,100	2,407,090
Joy Global, Inc.	59,100	3,069,654
		11,969,335
CONSUMER FINANCE—0.2%
Capital One Financial Corp.	50,000	2,824,500

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	23,400	10,215,738

DIVERSIFIED BANKS—0.7%
Wells Fargo & Co.	223,100	7,543,011

DIVERSIFIED CHEMICALS—1.0%
Eastman Chemical Co.	159,200	8,322,976
PPG Industries, Inc.	30,600	3,349,476
		11,672,452
DIVERSIFIED METALS & MINING—0.5%
Freeport-McMoRan Copper & Gold, Inc.	153,400	5,164,978

DRUG RETAIL—1.4%
CVS Caremark Corp.	339,000	15,339,750

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Cooper Industries PLC, CL. A	178,700	12,844,956

ELECTRONIC MANUFACTURING SERVICES—0.3%
IPG Photonics Corp.*	73,500	3,809,505

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
CF Industries Holdings, Inc.	5,600	1,096,256
Monsanto Co.	72,400	6,198,888
		7,295,144
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	41,800	3,902,030

	SHARES	VALUE
COMMON STOCKS—(CONT.)

GENERAL MERCHANDISE STORES—1.0%
Dollar General Corp. *	211,100	$10,768,211
Target Corp.	11,700	709,605
		11,477,816
HEALTH CARE EQUIPMENT—1.5%
Covidien PLC	207,600	11,600,688
Gen-Probe, Inc. *	32,300	2,670,887
Insulet Corp. *	126,300	2,470,428
		16,742,003
HEALTH CARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	134,060	5,239,065

HEALTH CARE SERVICES—2.0%
Express Scripts, Inc.*	397,700	23,042,738

HOME IMPROVEMENT RETAIL—1.6%
Lowe’s Companies, Inc.	719,800	18,261,326

HOTELS RESORTS & CRUISE LINES—0.3%
Wyndham Worldwide Corporation	65,700	3,419,685

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	159,800	10,313,492

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	59,400	3,482,622

HYPERMARKETS & SUPER CENTERS—0.3%
Wal-Mart Stores, Inc.	47,300	3,520,539

INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.	260,300	14,300,882

INDUSTRIAL MACHINERY—1.2%
Stanley Black & Decker, Inc.	200,100	13,384,689

INTEGRATED TELECOMMUNICATION SERVICES—1.3%
Verizon Communications, Inc.	320,200	14,453,828

INTERNET RETAIL—3.7%
Amazon.com, Inc. *	128,200	29,909,060
Expedia, Inc.	92,100	5,248,779
Kayak Software Corp. *	1,200	40,272
priceline.com, Inc. *	8,600	5,690,964
		40,889,075
INTERNET SOFTWARE & SERVICES—5.3%
Baidu, Inc. #*	47,900	5,772,908
eBay, Inc. *	391,900	17,361,170
Equinix, Inc. *	28,100	5,006,858
Facebook, Inc. *	99,700	2,164,487
Google, Inc., Cl. A *	41,365	26,182,804
VistaPrint NV *	59,700	2,059,650
		58,547,877
IT CONSULTING & OTHER SERVICES—3.7%
Accenture Ltd.	85,800	5,173,740
Cognizant Technology Solutions Corp., Cl. A *	130,700	7,419,839

	SHARES	VALUE
COMMON STOCKS—(CONT.)

IT CONSULTING & OTHER SERVICES—(CONT.)
International Business Machines Corp.	146,200	$28,652,276
		41,245,855
LIFE & HEALTH INSURANCE—0.7%
Prudential Financial, Inc.	159,800	7,715,144

LIFE SCIENCES TOOLS & SERVICES—0.5%
Thermo Fisher Scientific, Inc.	95,028	5,290,209

MANAGED HEALTH CARE—1.7%
Cigna Corp.	51,100	2,058,308
UnitedHealth Group, Inc.	330,700	16,895,463
		18,953,771
MORTGAGE REITS—2.1%
American Capital Agency Corp.	549,200	19,298,888
Two Harbors Investment Corp.	392,800	4,505,416
		23,804,304
MOVIES & ENTERTAINMENT—2.8%
News Corp., Cl. A	942,400	21,694,048
Viacom, Inc., Cl. B	77,600	3,624,696
Walt Disney Co., /The	120,400	5,916,456
		31,235,200
OIL & GAS DRILLING—0.2%
Rowan Cos Plc*	54,700	1,921,611

OIL & GAS EQUIPMENT & SERVICES—2.1%
Halliburton Company	448,300	14,852,179
National Oilwell Varco, Inc.	42,500	3,072,750
Weatherford International Ltd. *	444,500	5,356,225
		23,281,154
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Anadarko Petroleum Corp.	202,600	14,068,544
Cabot Oil & Gas Corp.	40,400	1,704,476
ConocoPhillips	19,300	1,050,692
Pioneer Natural Resources Co.	68,400	6,062,292
		22,886,004
OIL & GAS REFINING & MARKETING—0.5%
Valero Energy Corp.	209,000	5,747,500

OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
JPMorgan Chase & Co.	150,837	5,430,132

PAPER PRODUCTS—0.3%
International Paper Co.	111,900	3,671,439

PHARMACEUTICALS—4.6%
Bristol-Myers Squibb Co.	232,700	8,284,120
Johnson & Johnson	230,100	15,927,522
Pfizer, Inc.	839,700	20,186,388
Sanofi #	161,300	6,555,232
		50,953,262

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RAILROADS—1.3%
CSX Corp.	487,100	$11,174,074
Union Pacific Corp.	23,100	2,832,291
		14,006,365
REGIONAL BANKS—0.2%
Regions Financial Corp.	343,100	2,387,976

RESEARCH & CONSULTING SERVICES—0.4%
Verisk Analytics, Inc., Cl. A*	93,700	4,708,425

RESIDENTIAL REITS—0.9%
American Campus Communities, Inc.	85,500	4,074,930
Home Properties, Inc.	95,800	6,285,438
		10,360,368
RESTAURANTS—1.5%
McDonald’s Corp.	143,400	12,814,224
Starbucks Corp.	86,200	3,903,136
		16,717,360
SEMICONDUCTOR EQUIPMENT—1.8%
ASML Holding NV #	190,700	10,965,250
Lam Research Corp. *	261,600	9,001,656
		19,966,906
SEMICONDUCTORS—1.8%
Avago Technologies Ltd.	103,700	3,836,900
Broadcom Corp., Cl. A	176,100	5,966,268
Intel Corp.	190,900	4,906,130
ON Semiconductor Corp. *	325,200	2,256,888
Skyworks Solutions, Inc. *	118,900	3,439,777
		20,405,963
SOFT DRINKS—3.6%
Coca-Cola Co., /The	204,100	16,491,280
PepsiCo, Inc.	319,400	23,229,962
		39,721,242
SPECIALIZED FINANCE—0.9%
IntercontinentalExchange, Inc.*	79,200	10,392,624

SPECIALIZED REITS—0.6%
American Tower Corp., Cl. A	90,300	6,529,593

SPECIALTY CHEMICALS—2.0%
Celanese Corp.	129,000	4,918,770
Cytec Industries, Inc.	102,100	6,285,276
LyondellBasell Industries NV	116,500	5,187,745
Rockwood Holdings, Inc.	128,800	5,695,536
		22,087,327
SPECIALTY STORES—0.4%
Dick’s Sporting Goods, Inc.	97,200	4,774,464

SYSTEMS SOFTWARE—0.9%
Microsoft Corp.	174,700	5,148,409
VMware, Inc., Cl. A *	52,300	4,746,748
		9,895,157

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TOBACCO—2.3%
Philip Morris International, Inc.	282,860	$25,864,719

TRADING COMPANIES & DISTRIBUTORS—0.6%
United Rentals, Inc. *	112,500	3,252,375
WESCO International, Inc. *	67,400	3,754,854
		7,007,229
WIRELESS TELECOMMUNICATION SERVICES—1.7%
SBA Communications Corp. *	128,800	7,606,928
Vodafone Group PLC #	390,500	11,226,875
		18,833,803
TOTAL COMMON STOCKS (Cost $1,005,648,385)		1,068,305,547

MASTER LIMITED PARTNERSHIP —1.2%

ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Blackstone Group LP	399,500	5,533,075
Carlyle Group LP, /The	152,600	3,728,018
		9,261,093
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Plains All American Pipeline LP	34,200	3,009,600
TOTAL MASTER LIMITED PARTNERSHIP (Cost $11,623,869)		12,270,693

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%

HOMEBUILDING—0.2%
Lennar Corp., 3.25%, 11/15/21*,(L2)(b) (Cost $1,416,000)	1,416,000	2,070,900

Total Investments (Cost $1,018,688,254)(c)	97.2%	1,082,647,140
Other Assets in Excess of Liabilities	2.8	31,399,257

NET ASSETS	100.0%	$1,114,046,397

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on April 6, 2011 for a cost of $2,777,425 and represents 0.3% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.2% of the net assets of the Fund.

(c)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,025,909,464, amounted to $56,737,676 which consisted of aggregate gross unrealized appreciation of $99,932,883 and aggregate gross unrealized depreciation of $43,195,207.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER LARGE CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—89.7%

AEROSPACE & DEFENSE—3.9%
Boeing Co., /The	34,540	$2,552,851
Precision Castparts Corp.	30,700	4,775,692
United Technologies Corp.	34,500	2,568,180
		9,896,723
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	24,100	1,822,201

APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Ralph Lauren Corp.	9,000	1,299,060

APPAREL RETAIL—1.3%
Inditex SA	13,300	1,371,877
Limited Brands, Inc.	41,900	1,992,345
		3,364,222
APPLICATION SOFTWARE—2.4%
Informatica Corp. *	63,800	1,882,738
Intuit, Inc.	43,000	2,494,860
Salesforce.com, Inc. *	15,000	1,865,400
		6,242,998
AUTO PARTS & EQUIPMENT—1.3%
Delphi Automotive PLC*	117,500	3,335,825

BROADCASTING & CABLE TV—1.9%
CBS Corp., Cl. B	86,100	2,880,906
Discovery Communications, Inc., Series A *	37,200	1,883,436
		4,764,342
COMMUNICATIONS EQUIPMENT—2.9%
Cisco Systems, Inc.	214,900	3,427,655
QUALCOMM, Inc.	69,200	4,129,856
		7,557,511
COMPUTER HARDWARE—9.7%
Apple, Inc.	34,460	21,046,790
Teradata Corp. *	58,700	3,969,294
		25,016,084
COMPUTER STORAGE & PERIPHERALS—1.6%
EMC Corp.*	155,400	4,073,034

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.0%
Deere & Co.	32,100	2,465,922
Joy Global, Inc.	53,000	2,752,820
		5,218,742
CONSUMER FINANCE—0.6%
American Express Co.	27,800	1,604,338

DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Mastercard, Inc.	9,000	3,929,130

ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Stericycle, Inc.*	34,400	3,194,040

	SHARES	VALUE
COMMON STOCKS—(CONT.)

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
CF Industries Holdings, Inc.	6,700	$1,311,592

FOOTWEAR—0.7%
NIKE, Inc., Cl. B	19,700	1,838,995

GENERAL MERCHANDISE STORES—3.0%
Dollar General Corp. *	69,500	3,545,195
Target Corp.	67,900	4,118,135
		7,663,330
HEALTH CARE DISTRIBUTORS—1.1%
AmerisourceBergen Corp., Cl. A	70,600	2,802,820

HEALTH CARE EQUIPMENT—1.0%
Covidien PLC	47,000	2,626,360

HEALTH CARE FACILITIES—0.9%
HCA Holdings, Inc.	90,500	2,396,440

HEALTH CARE SERVICES—2.5%
Express Scripts, Inc.*	111,300	6,448,722

HOMEBUILDING—2.7%
Lennar Corp., Cl. A	126,100	3,683,381
Toll Brothers, Inc. *	107,500	3,135,775
		6,819,156
HOUSEHOLD PRODUCTS—1.4%
Procter & Gamble Co., /The	56,460	3,643,929

INDUSTRIAL MACHINERY—1.5%
Pall Corp.	73,300	3,914,953

INTEGRATED TELECOMMUNICATION SERVICES—2.5%
Verizon Communications, Inc.	143,400	6,473,076

INTERNET RETAIL—2.6%
Amazon.com, Inc.*	29,200	6,812,360

INTERNET SOFTWARE & SERVICES—4.9%
eBay, Inc. *	128,155	5,677,266
Google, Inc., Cl. A *	11,000	6,962,670
		12,639,936
IT CONSULTING & OTHER SERVICES—1.6%
International Business Machines Corp.	20,600	4,037,188

LEISURE PRODUCTS—0.8%
Coach, Inc.	42,500	2,096,525

LIFE & HEALTH INSURANCE—1.0%
Prudential Financial, Inc.	52,500	2,534,700

MANAGED HEALTH CARE—0.9%
Cigna Corp.	30,200	1,216,456
UnitedHealth Group, Inc.	22,300	1,139,307
		2,355,763
MOTORCYCLE MANUFACTURERS—0.9%
Harley-Davidson, Inc.	56,000	2,420,880

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MOVIES & ENTERTAINMENT—2.1%
News Corp., Cl. A	113,400	$2,610,468
Walt Disney Co., /The	58,400	2,869,776
		5,480,244
OIL & GAS EQUIPMENT & SERVICES—2.9%
Cameron International Corp. *	61,400	3,086,578
Halliburton Company	92,800	3,074,464
National Oilwell Varco, Inc.	19,200	1,388,160
		7,549,202
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Anadarko Petroleum Corp.	56,700	3,937,248
Pioneer Natural Resources Co.	31,100	2,756,393
		6,693,641
OIL & GAS REFINING & MARKETING—1.2%
Phillips 66	77,550	2,915,880

PHARMACEUTICALS—7.2%
Bristol-Myers Squibb Co.	77,000	2,741,200
Johnson & Johnson	91,300	6,319,786
Pfizer, Inc.	159,900	3,843,996
Warner Chilcott PLC, Cl. A *	105,100	1,786,700
Watson Pharmaceuticals, Inc. *	48,700	3,790,321
		18,482,003
RESEARCH & CONSULTING SERVICES—0.9%
Verisk Analytics, Inc., Cl. A*	44,000	2,211,000

RESTAURANTS—1.6%
Starbucks Corp.	35,800	1,621,024
Yum! Brands, Inc.	38,900	2,522,276
		4,143,300
SEMICONDUCTOR EQUIPMENT—2.7%
ASML Holding NV#	118,500	6,813,750

SEMICONDUCTORS—2.7%
Broadcom Corp., Cl. A	80,400	2,723,952
Intel Corp.	162,930	4,187,301
		6,911,253
SOFT DRINKS—2.0%
PepsiCo, Inc.	71,100	5,171,103

SPECIALIZED FINANCE—0.9%
IntercontinentalExchange, Inc.*	16,400	2,152,008

SPECIALTY CHEMICALS—0.9%
Celanese Corp.	60,200	2,295,426
TOTAL COMMON STOCKS (Cost $215,207,926)		230,973,785

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP —1.2%

ASSET MANAGEMENT & CUSTODY BANKS—1.2%
KKR & Co., LP	222,600	$3,114,174
TOTAL MASTER LIMITED PARTNERSHIP (Cost $3,127,018)		3,114,174

Total Investments (Cost $218,334,944)(a)	90.9%	234,087,959
Other Assets in Excess of Liabilities	9.1	23,560,884

NET ASSETS	100.0%	$257,648,843

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $218,429,630, amounted to $15,658,329 which consisted of aggregate gross unrealized appreciation of $25,941,154 and aggregate gross unrealized depreciation of $10,282,825.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—95.6%

AEROSPACE & DEFENSE—1.5%
Triumph Group, Inc.	48,800	$3,051,464

APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Ralph Lauren Corp.	11,200	1,616,608

APPAREL RETAIL—2.7%
Fast Retailing Co., Ltd.	4,950	1,023,264
Limited Brands, Inc.	52,100	2,477,355
Ross Stores, Inc.	14,100	936,804
Urban Outfitters, Inc. *	39,100	1,194,505
		5,631,928
APPLICATION SOFTWARE—4.3%
Cadence Design Systems, Inc. *	178,900	2,186,158
Citrix Systems, Inc. *	13,700	995,716
Informatica Corp. *	108,700	3,207,737
QLIK Technologies, Inc. *	82,000	1,640,000
Tangoe, Inc. *	48,700	934,553
		8,964,164
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Affiliated Managers Group, Inc.*	14,300	1,595,737

AUTO PARTS & EQUIPMENT—1.1%
Delphi Automotive PLC*	77,300	2,194,547

AUTOMOTIVE RETAIL—0.5%
O’Reilly Automotive, Inc.*	11,900	1,020,306

BIOTECHNOLOGY—5.6%
Alexion Pharmaceuticals, Inc. *	15,700	1,646,145
Idenix Pharmaceuticals, Inc. *	115,400	1,169,002
Incyte Corp., Ltd. *	62,900	1,571,871
Merrimack Pharmaceuticals, Inc. /Restricted *,(L2),(a)	576,000	4,361,184
United Therapeutics Corp. *	34,100	1,867,998
Vertex Pharmaceuticals, Inc. *	18,900	916,839
		11,533,039
BROADCASTING & CABLE TV—2.2%
CBS Corp., Cl. B	31,200	1,043,952
Discovery Communications, Inc., Series C *	54,200	2,526,804
Scripps Networks Interactive, Inc.	18,800	1,012,380
		4,583,136
CABLE & SATELLITE—0.5%
Sirius XM Radio, Inc.*	485,200	1,048,032

CHEMICALS—0.1%
Metabolix, Inc.*	91,138	168,606

COMMUNICATIONS EQUIPMENT—2.4%
Acme Packet, Inc. *	33,300	527,805
F5 Networks, Inc. *	29,700	2,773,386
Motorola Solutions, Inc.	31,500	1,522,710
Palo Alto Networks, Inc. *	900	51,426
		4,875,327

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER HARDWARE—1.8%
NCR Corp. *	68,256	$1,591,730
Teradata Corp. *	31,000	2,096,220
		3,687,950
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Joy Global, Inc.	26,200	1,360,828
Westport Innovations, Inc. *	13,800	519,294
		1,880,122
DISTILLERS & VINTNERS—1.5%
Beam, Inc.	49,400	3,106,272

DISTRIBUTORS—0.8%
LKQ Corp.*	44,600	1,575,718

DIVERSIFIED CHEMICALS—2.1%
Eastman Chemical Co.	51,900	2,713,332
PPG Industries, Inc.	15,500	1,696,630
		4,409,962
ELECTRIC UTILITIES—1.0%
ITC Holdings Corp.	28,100	2,084,739

ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
AMETEK, Inc.	31,900	988,900
Jabil Circuit, Inc.	82,600	1,792,420
		2,781,320
ELECTRONIC MANUFACTURING SERVICES—1.0%
Trimble Navigation Ltd.*	48,400	2,142,184

ENVIRONMENTAL & FACILITIES SERVICES—1.8%
Stericycle, Inc. *	29,800	2,766,930
Tetra Tech, Inc. *	39,800	1,023,258
		3,790,188
FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
CF Industries Holdings, Inc.	6,300	1,233,288

FOOD RETAIL—1.7%
Fresh Market, Inc., /The*	61,200	3,604,068

GENERAL MERCHANDISE STORES—1.9%
Dollar General Corp. *	56,900	2,902,469
Family Dollar Stores, Inc.	14,900	984,592
		3,887,061
HEALTH CARE DISTRIBUTORS—0.5%
AmerisourceBergen Corp., Cl. A	27,200	1,079,840

HEALTH CARE FACILITIES—1.7%
Tenet Healthcare Corporation *	426,400	1,969,968
Universal Health Services, Inc., Cl. B	39,500	1,543,660
		3,513,628
HEALTH CARE SERVICES—1.2%
Catamaran Corp. *	16,900	1,428,219
HMS Holdings Corp. *	29,600	1,018,536
		2,446,755

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOMEBUILDING—3.1%
Lennar Corp., Cl. A	102,700	$2,999,867
Standard Pacific Corp. *	247,600	1,403,892
Toll Brothers, Inc. *	66,100	1,928,137
		6,331,896
HOTELS RESORTS & CRUISE LINES—2.5%
Marriott International, Inc., Cl. A	84,600	3,081,132
Wyndham Worldwide Corporation	40,100	2,087,205
		5,168,337
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
Robert Half International, Inc.	72,800	1,966,328

INDUSTRIAL GASES—0.5%
Airgas, Inc.	12,800	1,015,296

INDUSTRIAL MACHINERY—2.3%
Pall Corp.	44,100	2,355,381
SPX Corp.	38,000	2,307,360
		4,662,741
INTERNET SOFTWARE & SERVICES—2.1%
Equinix, Inc. *	4,900	873,082
LinkedIn Corp. *	16,100	1,652,665
OpenTable, Inc. *	47,755	1,736,372
		4,262,119
LEISURE PRODUCTS—0.5%
Michael Kors Holdings Ltd.*	24,900	1,028,121

LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	49,200	986,460

LIFE SCIENCES TOOLS & SERVICES—0.8%
Covance, Inc.*	35,500	1,666,370

MANAGED HEALTH CARE—2.8%
Amerigroup Corp. *	22,300	2,004,324
Cigna Corp.	38,100	1,534,668
WellCare Health Plans, Inc. *	32,400	2,100,168
		5,639,160
MORTGAGE REITS—1.0%
American Capital Agency Corp.	58,300	2,048,662

MOTORCYCLE MANUFACTURERS—0.7%
Harley-Davidson, Inc.	35,100	1,517,373

OIL & GAS DRILLING—0.5%
Ensco PLC^	20,600	1,119,198

OIL & GAS EQUIPMENT & SERVICES—2.4%
Cameron International Corp. *,^	57,900	2,910,633
Core Laboratories NV	8,200	914,792
Superior Energy Services, Inc. *	47,900	1,037,993
		4,863,418
OIL & GAS EXPLORATION & PRODUCTION—3.0%
Cabot Oil & Gas Corp. ^	49,100	2,071,529

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Denbury Resources, Inc. *,^	101,800	$1,539,216
Pioneer Natural Resources Co. ^	29,000	2,570,270
		6,181,015
OIL & GAS REFINING & MARKETING—1.2%
Valero Energy Corp.^	92,400	2,541,000

PACKAGED FOODS & MEATS—1.0%
Hershey Co., /The	28,600	2,051,764

PHARMACEUTICALS—3.8%
Questcor Pharmaceuticals, Inc. *	39,200	1,445,304
ViroPharma, Inc. *	47,300	1,026,883
Warner Chilcott PLC, Cl. A *	139,500	2,371,500
Watson Pharmaceuticals, Inc. *	39,000	3,035,370
		7,879,057
RAILROADS—0.8%
Kansas City Southern^	22,200	1,616,160

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
BR Malls Participacoes SA	95,700	1,116,683
BR Properties SA	91,400	1,065,616
		2,182,299
REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	22,700	1,513,863

REGIONAL BANKS—0.5%
SVB Financial Group*	17,600	1,017,456

RESEARCH & CONSULTING SERVICES—1.6%
CoStar Group, Inc. *	20,100	1,658,853
Verisk Analytics, Inc., Cl. A *	30,800	1,547,700
		3,206,553
RESIDENTIAL REITS—1.8%
American Campus Communities, Inc.	22,700	1,081,882
AvalonBay Communities, Inc.	10,500	1,544,445
Camden Property Trust	14,600	1,041,126
		3,667,453
RESTAURANTS—1.3%
Brinker International, Inc.	49,100	1,591,331
Chipotle Mexican Grill, Inc. *	4,000	1,169,320
		2,760,651
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.*	53,600	1,844,376

SEMICONDUCTORS—3.4%
Avago Technologies Ltd.	81,200	3,004,400
Skyworks Solutions, Inc. *	77,450	2,240,628
Xilinx, Inc.	52,600	1,704,240
		6,949,268
SPECIALIZED FINANCE—1.0%
IntercontinentalExchange, Inc. *	7,600	997,272

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALIZED FINANCE—(CONT.)
Moody’s Corp.	26,800	$1,086,204
		2,083,476
SPECIALIZED REITS—0.5%
Extra Space Storage, Inc.	32,600	1,067,324

SPECIALTY CHEMICALS—1.0%
Ecolab, Inc.	15,200	994,840
Rockwood Holdings, Inc.	25,000	1,105,500
		2,100,340
SPECIALTY STORES—1.1%
Dick’s Sporting Goods, Inc.	24,800	1,218,176
Ulta Salon, Cosmetics & Fragrance, Inc.	12,500	1,061,000
		2,279,176
SYSTEMS SOFTWARE—2.9%
CommVault Systems, Inc. *	43,500	2,110,620
Fortinet, Inc. *	49,200	1,181,292
MICROS Systems, Inc. *	20,800	992,992
Red Hat, Inc. *	30,400	1,631,264
		5,916,168
TOBACCO—0.5%
Lorillard, Inc.	7,300	939,072

TRADING COMPANIES & DISTRIBUTORS—0.9%
WW Grainger, Inc.	8,700	1,782,021

WIRELESS TELECOMMUNICATION SERVICES—3.7%
SBA Communications Corp.*	127,800	7,547,868
TOTAL COMMON STOCKS (Cost $196,643,488)		196,907,828

MASTER LIMITED PARTNERSHIP —0.9%

ASSET MANAGEMENT & CUSTODY BANKS—0.9%
KKR & Co., LP	132,500	1,853,675
TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,233,395)		1,853,675

	CONTRACTS
PURCHASED OPTIONS—0.0%

PUT OPTIONS—0.0%
Denbury Resources, Inc./ August/ 14	200	5,000
Ensco PLC/ August/ 45	67	335
Valero Energy Corp./ August/ 24	100	800
(Cost $16,801)		6,135
TOTAL PUT OPTIONS (Cost $16,801)		6,135

	CONTRACTS	VALUE
PURCHASED OPTIONS—(CONT.)

CALL OPTIONS—0.0%
SPDR S&P 500 ETF Trust/ Sept./ 143 (Cost $4,324)	33	$3,729
TOTAL PURCHASED OPTIONS (Cost $21,125)		9,864

Total Investments (Cost $198,898,008)(b)	96.5%	198,771,367
Other Assets in Excess of Liabilities	3.5	7,194,827

NET ASSETS	100.0%	$205,966,194

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on April 6, 2011 for a cost of $2,160,002 and represents 2.1% of the net assets of the Fund.

(b)

At July 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $201,622,092, amounted to $2,850,725 which consisted of aggregate gross unrealized appreciation of $11,817,162 and aggregate gross unrealized depreciation of $14,667,887.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cabot Oil & Gas Corp./ August/ 41	50	5,000	$5,250
Cabot Oil & Gas Corp./ August/ 43	33	3,300	6,765
Cameron International Corp./ August/ 47	33	3,300	1,320
Denbury Resources, Inc./ August/ 16	66	6,600	7,524
Denbury Resources, Inc./ August/ 17	200	20,000	32,000
Ensco PLC/ August/ 49	50	5,000	1,100
Ensco PLC/ August/ 55	50	5,000	8,750
Pioneer Natural Resources Co./ August/ 95	17	1,700	12,920
Valero Energy Corp./ August/ 26	66	6,600	2,376
Valero Energy Corp./ August/ 27	133	13,300	9,177
TOTAL PUT OPTIONS WRITTEN (Premiums Received $131,113)			87,182

CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ August/ 38	50	5,000	23,500
Cabot Oil & Gas Corp./ August/ 39	33	3,300	15,675
Cabot Oil & Gas Corp./ August/ 41	67	6,700	18,425
Cameron International Corp./ August/ 43	33	3,300	23,760
Denbury Resources, Inc./ August/ 15	50	5,000	4,500
Ensco PLC/ August/ 50	33	3,300	17,325
Kansas City Southern/ August/ 70	33	3,300	11,550
Pioneer Natural Resources Co./ August/ 85	17	1,700	9,690
SPDR S&P 500 ETF Trust/ Sept./ 132	33	3,300	26,004
Valero Energy Corp./ August/ 24	33	3,300	12,210
Valero Energy Corp./ August/ 25	33	3,300	8,613
TOTAL CALL OPTIONS WRITTEN (Premiums Received $118,252)			171,252
TOTAL OPTIONS WRITTEN (Premiums Received $249,365)			$258,434

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—96.8%

ADVERTISING—0.6%
Lamar Advertising Co., Cl. A*	203,250	$6,168,637

AEROSPACE & DEFENSE—2.2%
Spirit Aerosystems Holdings, Inc., Cl. A *	455,800	10,711,300
Triumph Group, Inc.	172,542	10,789,051
		21,500,351
AIRLINES—0.9%
Alaska Air Group, Inc. *	92,200	3,213,170
US Airways Group, Inc. *	451,050	5,169,033
		8,382,203
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
PVH Corp.	113,000	8,975,590

APPAREL RETAIL—2.1%
ANN, Inc. *	384,200	10,404,136
Children’s Place Retail Stores, Inc., /The *	183,650	9,329,420
		19,733,556
APPLICATION SOFTWARE—4.8%
Cadence Design Systems, Inc. *	1,020,100	12,465,622
Concur Technologies, Inc. *	141,100	9,529,894
Informatica Corp. *	145,350	4,289,278
Nice Systems Ltd. #*	218,350	7,860,600
QLIK Technologies, Inc. *	353,600	7,072,000
Solera Holdings, Inc.	112,256	4,383,597
		45,600,991
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Affiliated Managers Group, Inc.*	93,412	10,423,845

AUTO PARTS & EQUIPMENT—1.6%
Dana Holding Corp.	481,295	6,343,468
Tenneco, Inc. *	113,950	3,337,596
WABCO Holdings, Inc. *	103,200	5,667,744
		15,348,808
BIOTECHNOLOGY—5.4%
Alkermes PLC *	351,150	6,527,878
Cepheid, Inc. *	89,650	2,872,386
Cubist Pharmaceuticals, Inc. *	98,100	4,224,186
Incyte Corp., Ltd. *	263,300	6,579,867
Medivation, Inc. *	44,250	4,411,725
Onyx Pharmaceuticals, Inc. *	51,300	3,845,961
Optimer Pharmaceuticals, Inc. *	370,950	5,067,177
Pharmacyclics, Inc. *	83,450	4,440,374
Seattle Genetics, Inc. *	151,550	3,964,548
Theravance, Inc. *	194,050	5,652,677
United Therapeutics Corp. *	74,750	4,094,805
		51,681,584
BUILDING PRODUCTS—1.1%
AO Smith Corp.	115,600	5,712,952

	SHARES	VALUE
COMMON STOCKS—(CONT.)

BUILDING PRODUCTS—(CONT.)
Armstrong World Industries, Inc.	125,600	$4,854,440
		10,567,392
COMMUNICATIONS EQUIPMENT—1.5%
Ciena Corp. *	438,600	7,030,758
Finisar Corp. *	327,550	4,071,447
JDS Uniphase Corp. *	374,500	3,685,080
		14,787,285
DATA PROCESSING & OUTSOURCED SERVICES—2.6%
Alliance Data Systems Corp. *	58,900	7,657,000
VeriFone Systems, Inc. *	198,900	7,218,081
Wright Express Corp. *	163,200	10,506,816
		25,381,897
DISTRIBUTORS—1.0%
LKQ Corp.*	277,250	9,795,242

DIVERSIFIED METALS & MINING—0.2%
Globe Specialty Metals, Inc.	184,100	2,306,773

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	146,250	10,850,288

ELECTRONIC MANUFACTURING SERVICES—1.5%
IPG Photonics Corp. *	135,000	6,997,050
Trimble Navigation Ltd. *	166,645	7,375,708
		14,372,758
ENVIRONMENTAL & FACILITIES SERVICES—3.3%
Clean Harbors, Inc. *	178,700	10,818,498
Tetra Tech, Inc. *	409,250	10,521,818
Waste Connections, Inc.	337,925	10,397,952
		31,738,268
FOOD DISTRIBUTORS—1.2%
United Natural Foods, Inc.*	212,000	11,511,600

GOLD—0.4%
AuRico Gold, Inc.*	588,000	3,822,000

HEALTH CARE EQUIPMENT—2.0%
MAKO Surgical Corp. *	209,100	2,663,934
Sirona Dental Systems, Inc. *	113,250	4,895,797
Thoratec Corp. *	147,200	5,050,432
Volcano Corp. *	244,900	6,477,605
		19,087,768
HEALTH CARE FACILITIES—1.2%
Healthsouth Corp. *	209,750	4,698,400
Universal Health Services, Inc., Cl. B	176,900	6,913,252
		11,611,652
HEALTH CARE SERVICES—1.6%
Catamaran Corp. *	124,811	10,547,778
HMS Holdings Corp. *	151,300	5,206,233
		15,754,011

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SUPPLIES—1.0%
Align Technology, Inc.*	280,700	$9,532,572

HOTELS RESORTS & CRUISE LINES—0.8%
Marriott Vacations Worldwide Corp.*	263,100	8,161,362

HOUSEWARES & SPECIALTIES—1.6%
Jarden Corp.	153,700	6,947,240
Tupperware Brands Corp.	154,235	8,084,999
		15,032,239
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.0%
Robert Half International, Inc.	359,850	9,719,549
Towers Watson & Co.	166,400	9,756,032
		19,475,581
INDUSTRIAL CONGLOMERATES—0.3%
McDermott International, Inc.*	212,750	2,489,175

INDUSTRIAL MACHINERY—5.4%
Actuant Corp., Cl. A	426,800	12,146,728
Barnes Group, Inc.	333,800	7,964,468
Colfax Corp. *	279,150	8,078,601
Pall Corp.	147,100	7,856,611
SPX Corp.	128,550	7,805,556
Woodward Governor Co.	224,450	7,534,786
		51,386,750
INTERNET RETAIL—0.9%
Expedia, Inc.	148,100	8,440,219

INTERNET SOFTWARE & SERVICES—2.5%
DealerTrack Holdings, Inc. *	247,050	7,206,449
IAC/InterActiveCorp.	114,750	6,036,997
OpenTable, Inc. *	176,550	6,419,358
VistaPrint NV *	116,800	4,029,600
		23,692,404
IT CONSULTING & OTHER SERVICES—1.1%
Gartner, Inc.*	228,900	10,160,871

LEISURE FACILITIES—1.9%
Life Time Fitness, Inc. *	184,700	8,387,227
Six Flags Entertainment Corp.	172,700	9,949,247
		18,336,474
LEISURE PRODUCTS—0.7%
Brunswick Corp.	318,500	7,003,815

LIFE SCIENCES TOOLS & SERVICES—0.8%
Covance, Inc.*	161,300	7,571,422

MANAGED HEALTH CARE—1.5%
Coventry Health Care, Inc.	162,400	5,412,792
WellCare Health Plans, Inc. *	142,100	9,210,922
		14,623,714
METAL & GLASS CONTAINERS—1.5%
Ball Corp.	164,400	6,832,464

	SHARES	VALUE
COMMON STOCKS—(CONT.)

METAL & GLASS CONTAINERS—(CONT.)
Crown Holdings, Inc. *	217,400	$7,804,660
		14,637,124
MORTGAGE REITS—1.4%
Hatteras Financial Corp.	160,700	4,700,475
Two Harbors Investment Corp.	753,200	8,639,204
		13,339,679
MOVIES & ENTERTAINMENT—0.6%
Lions Gate Entertainment Corp.*	422,100	5,677,245

OIL & GAS DRILLING—0.7%
Rowan Cos Plc*	193,300	6,790,629

OIL & GAS EQUIPMENT & SERVICES—1.4%
Oil States International, Inc. *	103,750	7,542,625
Superior Energy Services, Inc. *	259,150	5,615,780
		13,158,405
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Oasis Petroleum, Inc. *	90,650	2,373,217
Plains Exploration & Production Co. *	150,300	6,005,988
Rosetta Resources, Inc. *	58,800	2,453,136
SM Energy Co.	216,950	10,216,176
WPX Energy, Inc. *	163,550	2,608,622
		23,657,139
PACKAGED FOODS & MEATS—2.1%
B&G Foods, Inc.	119,650	3,350,200
Hain Celestial Group, Inc. *	201,950	11,246,596
Ralcorp Holdings, Inc. *	87,450	5,218,141
		19,814,937
PHARMACEUTICALS—1.7%
Medicis Pharmaceutical Corp., Cl. A	226,400	7,453,088
Questcor Pharmaceuticals, Inc. *	117,250	4,323,008
ViroPharma, Inc. *	208,400	4,524,364
		16,300,460
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	189,250	11,744,855

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	123,350	8,226,212

REGIONAL BANKS—1.8%
East West Bancorp, Inc.	131,950	2,876,510
First Niagara Financial Group, Inc.	654,900	4,964,142
SVB Financial Group *	107,500	6,214,575
Texas Capital Bancshares, Inc. *	69,400	2,990,446
		17,045,673
REINSURANCE—0.3%
Endurance Specialty Holdings Ltd.	79,650	2,761,466

RESEARCH & CONSULTING SERVICES—0.8%
IHS, Inc., Cl. A*	71,450	7,878,792

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESIDENTIAL REITS—1.5%
Camden Property Trust	55,450	$3,954,139
Equity Lifestyle Properties, Inc.	93,050	6,692,156
Mid-America Apartment Communities, Inc.	54,100	3,745,343
		14,391,638
RESTAURANTS—0.9%
Dunkin’ Brands Group, Inc.	278,800	8,442,064

RETAIL REITS—1.4%
Tanger Factory Outlet Centers	193,100	6,217,820
Taubman Centers, Inc.	91,850	7,120,212
		13,338,032
SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.*	298,518	10,272,004

SEMICONDUCTORS—3.5%
Cypress Semiconductor Corp.	385,800	4,124,202
Mellanox Technologies Ltd. *	110,855	11,624,255
ON Semiconductor Corp. *	1,024,450	7,109,683
Skyworks Solutions, Inc. *	367,000	10,617,310
		33,475,450
SPECIALIZED CONSUMER SERVICES—1.1%
Sotheby’s	151,050	4,433,317
Weight Watchers International, Inc.	121,850	6,165,610
		10,598,927
SPECIALIZED REITS—1.4%
LaSalle Hotel Properties	227,000	5,961,020
Sovran Self Storage, Inc.	126,550	7,226,005
		13,187,025
SPECIALTY CHEMICALS—2.9%
Albemarle Corp.	127,450	7,420,139
Cytec Industries, Inc.	133,400	8,212,104
PolyOne Corp.	328,100	4,832,913
Rockwood Holdings, Inc.	158,200	6,995,604
		27,460,760
SPECIALTY STORES—2.7%
GNC Holdings, Inc.	247,950	9,553,514
PetSmart, Inc.	133,000	8,792,630
Ulta Salon, Cosmetics & Fragrance, Inc.	84,100	7,138,408
		25,484,552
SYSTEMS SOFTWARE—1.9%
Fortinet, Inc. *	369,450	8,870,495
MICROS Systems, Inc. *	205,650	9,817,731
		18,688,226
THRIFTS & MORTGAGE FINANCE—0.6%
Northwest Bancshares, Inc.	528,650	6,158,772

TRADING COMPANIES & DISTRIBUTORS—0.9%
United Rentals, Inc.*	297,000	8,586,270

	SHARES	VALUE
COMMON STOCKS—(CONT.)

WIRELESS TELECOMMUNICATION SERVICES—1.3%
SBA Communications Corp.*	203,800	$12,036,428
TOTAL COMMON STOCKS (Cost $808,517,661)		928,461,861

MASTER LIMITED PARTNERSHIP —0.4%

ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Och-Ziff Capital Management Group LLC, Cl. A	525,400	3,809,150
TOTAL MASTER LIMITED PARTNERSHIP (Cost $5,026,757)		3,809,150

Total Investments (Cost $813,544,418)(a)	97.2%	932,271,011
Other Assets in Excess of Liabilities	2.8	26,495,518

NET ASSETS	100.0%	$958,766,529

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $814,466,932, amounted to $117,804,079 which consisted of aggregate gross unrealized appreciation of $157,030,920 and aggregate gross unrealized depreciation of $39,226,841.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—96.6%

AEROSPACE & DEFENSE—2.0%
Esterline Technologies Corp. *	43,020	$2,526,134
Spirit Aerosystems Holdings, Inc., Cl. A *	91,500	2,150,250
		4,676,384
AIR FREIGHT & LOGISTICS—0.9%
HUB Group, Inc., Cl. A*	72,900	2,168,775

AIRLINES—0.9%
Alaska Air Group, Inc. *	31,400	1,094,290
US Airways Group, Inc. *	90,000	1,031,400
		2,125,690
APPAREL RETAIL—3.9%
Aeropostale, Inc. *	73,800	1,455,336
ANN, Inc. *	79,000	2,139,320
Children’s Place Retail Stores, Inc., /The *	39,300	1,996,440
DSW, Inc., Cl. A	44,000	2,601,280
Express, Inc. *	58,400	940,240
		9,132,616
APPLICATION SOFTWARE—6.9%
BroadSoft, Inc. *	55,000	1,350,250
Cadence Design Systems, Inc. *	232,400	2,839,928
Concur Technologies, Inc. *	32,395	2,187,958
Nice Systems Ltd. #*	53,625	1,930,500
QLIK Technologies, Inc. *	92,786	1,855,720
SolarWinds, Inc. *	41,300	2,205,007
Tangoe, Inc. *	86,600	1,661,854
Ultimate Software Group, Inc. *	23,700	2,120,439
		16,151,656
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Cohen & Steers, Inc.	55,000	1,815,000

AUTO PARTS & EQUIPMENT—1.0%
American Axle & Manufacturing Holdings, Inc. *	65,600	707,824
Dana Holding Corp.	127,700	1,683,086
		2,390,910
BIOTECHNOLOGY—5.9%
Acorda Therapeutics, Inc. *	24,800	596,936
Alkermes PLC *	87,200	1,621,048
Cepheid, Inc. *	25,500	817,020
Cubist Pharmaceuticals, Inc. *	23,200	998,992
Idenix Pharmaceuticals, Inc. *	77,900	789,127
Incyte Corp., Ltd. *	64,800	1,619,352
Ironwood Pharmaceuticals, Inc. *	77,300	994,851
Medivation, Inc. *	16,700	1,664,990
Optimer Pharmaceuticals, Inc. *	74,600	1,019,036
Pharmacyclics, Inc. *	20,300	1,080,163
Seattle Genetics, Inc. *	32,100	839,736
Theravance, Inc. *	57,500	1,674,975
		13,716,226

	SHARES	VALUE
COMMON STOCKS—(CONT.)

BUILDING PRODUCTS—0.6%
AO Smith Corp.	26,100	$1,289,862

COMMUNICATIONS EQUIPMENT—1.5%
ADTRAN, Inc.	35,000	755,300
Ciena Corp. *	108,000	1,731,240
Finisar Corp. *	84,400	1,049,092
		3,535,632
COMPUTER HARDWARE—1.2%
3D Systems Corp. *	44,200	1,679,600
Silicon Graphics International Corp. *	152,800	1,016,120
		2,695,720
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Lindsay Corp.	20,100	1,425,090

DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Wright Express Corp.*	38,975	2,509,211

DIVERSIFIED METALS & MINING—0.3%
Globe Specialty Metals, Inc.	47,000	588,910

ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	39,400	2,923,086

ELECTRONIC COMPONENTS—0.2%
Universal Display Corp.*	13,400	425,584

ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
Cognex Corp.	57,200	1,933,360

ELECTRONIC MANUFACTURING SERVICES—0.5%
TTM Technologies, Inc.*	117,900	1,289,826

ENVIRONMENTAL & FACILITIES SERVICES—2.4%
Clean Harbors, Inc. *	47,900	2,899,866
Tetra Tech, Inc. *	104,000	2,673,840
		5,573,706
FOOD DISTRIBUTORS—1.3%
United Natural Foods, Inc.*	53,700	2,915,910

FOOD RETAIL—0.6%
Fresh Market, Inc., /The*	25,500	1,501,695

FOOTWEAR—0.7%
Wolverine World Wide, Inc.	34,900	1,550,607

GOLD—0.4%
AuRico Gold, Inc.*	150,500	978,250

HEALTH CARE EQUIPMENT—3.3%
Insulet Corp. *	103,800	2,030,328
NxStage Medical, Inc. *	84,100	1,265,705
Thoratec Corp. *	38,228	1,311,603
Volcano Corp. *	60,100	1,589,645
Wright Medical Group, Inc. *	77,800	1,450,192
		7,647,473

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE FACILITIES—1.5%
Healthsouth Corp. *	95,800	$2,145,920
Tenet Healthcare Corporation *	297,100	1,372,602
		3,518,522
HEALTH CARE SERVICES—1.2%
Accretive Health, Inc. *	116,300	1,579,354
HMS Holdings Corp. *	36,800	1,266,288
		2,845,642
HEALTH CARE SUPPLIES—1.4%
Align Technology, Inc. *	64,000	2,173,440
Endologix, Inc. *	89,300	1,049,275
		3,222,715
HEALTH CARE TECHNOLOGY—0.3%
Greenway Medical Technologies*	51,500	705,035

HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	48,279	995,996

HOMEFURNISHING RETAIL—0.8%
Pier 1 Imports, Inc.	108,100	1,782,569

HOTELS RESORTS & CRUISE LINES—1.4%
Interval Leisure Group	67,100	1,230,614
Marriott Vacations Worldwide Corp. *	65,200	2,022,504
		3,253,118
INDUSTRIAL MACHINERY—4.2%
Actuant Corp., Cl. A	108,340	3,083,357
Barnes Group, Inc.	80,500	1,920,730
RBC Bearings, Inc. *	58,600	2,744,824
Woodward Governor Co.	61,560	2,066,569
		9,815,480
INTERNET RETAIL—0.2%
Kayak Software Corp.*	14,500	486,620

INTERNET SOFTWARE & SERVICES—4.7%
comScore, Inc. *	122,000	1,878,800
Cornerstone OnDemand, Inc. *	82,500	1,961,850
DealerTrack Holdings, Inc. *	87,900	2,564,043
ExactTarget, Inc. *	43,000	980,400
LogMeIn, Inc. *	75,000	1,421,250
OpenTable, Inc. *	36,600	1,330,776
VistaPrint NV *	21,800	752,100
		10,889,219
IT CONSULTING & OTHER SERVICES—1.4%
InterXion Holding NV *	88,800	1,709,400
Sapient Corp. *	160,900	1,602,564
		3,311,964
LEISURE FACILITIES—2.1%
Life Time Fitness, Inc. *	44,275	2,010,527
Six Flags Entertainment Corp.	50,900	2,932,349
		4,942,876

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—1.7%
Brunswick Corp.	90,311	$1,985,939
Fifth & Pacific Cos, Inc. *	83,800	928,504
Warnaco Group, Inc., /The *	23,000	981,180
		3,895,623
LIFE SCIENCES TOOLS & SERVICES—0.7%
PAREXEL International Corp.*	58,008	1,596,380

MANAGED HEALTH CARE—1.0%
WellCare Health Plans, Inc.*	35,100	2,275,182

METAL & GLASS CONTAINERS—1.0%
Silgan Holdings, Inc.	58,970	2,430,154

MORTGAGE REITS—1.6%
Capstead Mortgage Corp.	101,500	1,429,120
Two Harbors Investment Corp.	197,200	2,261,884
		3,691,004
MOVIES & ENTERTAINMENT—0.6%
Lions Gate Entertainment Corp.*	104,600	1,406,870

OIL & GAS EQUIPMENT & SERVICES—0.9%
Dril-Quip, Inc. *	19,620	1,438,342
Lufkin Industries, Inc.	16,300	750,615
		2,188,957
OIL & GAS EXPLORATION & PRODUCTION—4.6%
Berry Petroleum Co.	48,900	1,859,178
Energy XXI Bermuda Ltd.	70,700	2,204,426
Kodiak Oil & Gas Corp. *	111,900	934,365
Nothern Oil and Gas, Inc. *	92,600	1,459,376
Rosetta Resources, Inc. *	60,300	2,515,716
Stone Energy Corp. *	64,300	1,688,518
		10,661,579
PACKAGED FOODS & MEATS—1.8%
B&G Foods, Inc.	50,000	1,400,000
Hain Celestial Group, Inc. *	50,120	2,791,183
		4,191,183
PHARMACEUTICALS—2.3%
Medicis Pharmaceutical Corp., Cl. A	53,600	1,764,512
Questcor Pharmaceuticals, Inc. *	31,100	1,146,657
Salix Pharmaceuticals Ltd. *	22,400	1,003,968
ViroPharma, Inc. *	74,000	1,606,540
		5,521,677
RAILROADS—1.3%
Genesee & Wyoming, Inc., Cl. A*	48,200	2,991,292

REAL ESTATE SERVICES—1.0%
Jones Lang LaSalle, Inc.	33,600	2,240,784

REGIONAL BANKS—1.0%
SVB Financial Group *	29,200	1,688,052
Texas Capital Bancshares, Inc. *	17,000	732,530
		2,420,582

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	25,100	$2,071,503

RESIDENTIAL REITS—1.6%
American Campus Communities, Inc.	42,200	2,011,252
Home Properties, Inc.	27,900	1,830,519
		3,841,771
RESTAURANTS—1.6%
Cheesecake Factory, Inc., /The	44,600	1,494,992
Domino’s Pizza, Inc.	67,200	2,294,208
		3,789,200
SEMICONDUCTORS—3.9%
Applied Micro Circuits Corporation *	125,304	716,739
Cavium Networks, Inc. *	55,500	1,499,610
Freescale Semiconductor Holdings Ltd. *	122,800	1,310,276
Inphi Corp. *	123,900	1,362,900
Mellanox Technologies Ltd. *	28,661	3,005,392
Microsemi Corp. *	66,600	1,289,376
		9,184,293
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	31,400	921,590

SPECIALIZED REITS—1.6%
Extra Space Storage, Inc.	56,800	1,859,632
LaSalle Hotel Properties	70,100	1,840,826
		3,700,458
SPECIALTY CHEMICALS—2.5%
Cytec Industries, Inc.	27,200	1,674,432
PolyOne Corp.	155,200	2,286,096
Rockwood Holdings, Inc.	40,400	1,786,488
		5,747,016
SPECIALTY STORES—1.5%
Vitamin Shoppe, Inc. *	46,300	2,542,796
X5 Retail Group NV (a)	31,800	933,012
		3,475,808
SYSTEMS SOFTWARE—1.4%
AVG Technologies NV *	73,000	732,190
CommVault Systems, Inc. *	50,100	2,430,852
		3,163,042
THRIFTS & MORTGAGE FINANCE—0.8%
Northwest Bancshares, Inc.	170,600	1,987,490

TRADING COMPANIES & DISTRIBUTORS—0.9%
United Rentals, Inc.*	71,500	2,067,065

TRUCKING—1.4%
Avis Budget Group, Inc. *	157,400	2,261,838
Knight Transportation, Inc.	72,100	1,105,293
		3,367,131
TOTAL COMMON STOCKS (Cost $207,562,521)		225,558,569

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP —0.6%

ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Fortress Investment Group LLC, Cl. A	370,300	$1,399,734
TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,051,105)		1,399,734

Total Investments (Cost $209,613,626)(b)	97.2%	226,958,303
Other Assets in Excess of Liabilities	2.8	6,550,704

NET ASSETS	100.0%	$233,509,007

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)	GDR - Global Depository Receipt
(b)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $209,736,491, amounted to $17,221,812 which consisted of aggregate gross unrealized appreciation of $32,044,303 and aggregate gross unrealized depreciation of $14,822,491.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡  (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—98.7%

AEROSPACE & DEFENSE—2.0%
Esterline Technologies Corp. *	2,100	$123,312
Triumph Group, Inc.	1,970	123,184
		246,496
AIRLINES—0.6%
US Airways Group, Inc.*	5,870	67,270

APPAREL ACCESSORIES & LUXURY GOODS—1.0%
PVH Corp.	1,470	116,762

APPAREL RETAIL—3.9%
Aeropostale, Inc. *	4,325	85,289
ANN, Inc. *	4,770	129,172
Children’s Place Retail Stores, Inc., /The *	2,330	118,364
DSW, Inc., Cl. A	2,310	136,567
		469,392
APPLICATION SOFTWARE—4.9%
BroadSoft, Inc. *	3,115	76,473
Jive Software, Inc. *	5,715	114,471
Nice Systems Ltd. #*	2,880	103,680
QLIK Technologies, Inc. *	3,990	79,800
SolarWinds, Inc. *	2,140	114,255
Tangoe, Inc. *	5,585	107,176
		595,855
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Affiliated Managers Group, Inc.*	1,190	132,792

AUTO PARTS & EQUIPMENT—1.3%
American Axle & Manufacturing Holdings, Inc. *	7,285	78,605
Dana Holding Corp.	6,120	80,662
		159,267
BIOTECHNOLOGY—5.1%
Alkermes PLC *	4,875	90,626
Cubist Pharmaceuticals, Inc. *	1,300	55,978
Incyte Corp., Ltd. *	2,665	66,598
Ironwood Pharmaceuticals, Inc. *	3,385	43,565
Medivation, Inc. *	495	49,352
Merrimack Pharmaceuticals, Inc. *	7,745	61,728
Onyx Pharmaceuticals, Inc. *	650	48,730
Optimer Pharmaceuticals, Inc. *	5,075	69,324
Pharmacyclics, Inc. *	990	52,678
Theravance, Inc. *	2,550	74,282
		612,861
BUILDING PRODUCTS—0.9%
AO Smith Corp.	1,110	54,856
Armstrong World Industries, Inc.	1,555	60,101
		114,957
COMMUNICATIONS EQUIPMENT—1.8%
Ciena Corp. *	5,675	90,970
Finisar Corp. *	4,205	52,268

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMMUNICATIONS EQUIPMENT—(CONT.)
Procera Networks, Inc. *	2,905	$74,020
		217,258
COMPUTER HARDWARE—1.3%
3D Systems Corp. *	2,260	85,880
Silicon Graphics International Corp. *	10,040	66,766
		152,646
DATA PROCESSING & OUTSOURCED SERVICES—1.4%
Alliance Data Systems Corp. *	695	90,350
VeriFone Systems, Inc. *	2,065	74,939
		165,289
DISTRIBUTORS—1.0%
LKQ Corp.*	3,485	123,125

DIVERSIFIED METALS & MINING—0.3%
Globe Specialty Metals, Inc.	2,805	35,147

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	1,870	138,735

ELECTRONIC COMPONENTS—0.6%
Universal Display Corp.*	2,320	73,683

ELECTRONIC MANUFACTURING SERVICES—0.8%
Trimble Navigation Ltd.*	2,210	97,815

ENVIRONMENTAL & FACILITIES SERVICES—2.2%
Clean Harbors, Inc. *	2,470	149,534
Waste Connections, Inc.	3,770	116,003
		265,537
FOOD DISTRIBUTORS—1.2%
United Natural Foods, Inc.*	2,740	148,782

FOOD RETAIL—0.7%
Fresh Market, Inc., /The*	1,380	81,268

GOLD—0.4%
AuRico Gold, Inc.*	7,030	45,695

HEALTH CARE EQUIPMENT—2.9%
HeartWare International, Inc. *	555	49,556
Insulet Corp. *	5,225	102,201
NxStage Medical, Inc. *	4,040	60,802
Sirona Dental Systems, Inc. *	1,370	59,225
Volcano Corp. *	3,105	82,127
		353,911
HEALTH CARE FACILITIES—0.7%
Universal Health Services, Inc., Cl. B	2,145	83,827

HEALTH CARE SERVICES—2.2%
Catamaran Corp. *	1,523	128,709
Team Health Holdings, Inc. *	5,285	141,109
		269,818
HEALTH CARE SUPPLIES—0.9%
Align Technology, Inc.*	3,325	112,917

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE TECHNOLOGY—1.0%
Computer Programs & Systems, Inc.	1,120	$55,440
Greenway Medical Technologies *	4,550	62,290
		117,730
HOME FURNISHINGS—0.6%
Ethan Allen Interiors, Inc.	3,240	66,841

HOTELS RESORTS & CRUISE LINES—0.5%
Interval Leisure Group	3,130	57,404

HOUSEWARES & SPECIALTIES—0.3%
Jarden Corp.	815	36,838

INDUSTRIAL MACHINERY—5.1%
Actuant Corp., Cl. A	5,495	156,388
Barnes Group, Inc.	4,250	101,405
RBC Bearings, Inc. *	2,960	138,647
SPX Corp.	2,060	125,083
Woodward Governor Co.	2,860	96,010
		617,533
INTERNET RETAIL—0.3%
Kayak Software Corp.*	915	30,707

INTERNET SOFTWARE & SERVICES—5.1%
Cornerstone OnDemand, Inc. *	4,740	112,717
DealerTrack Holdings, Inc. *	4,075	118,868
ExactTarget, Inc. *	3,245	73,986
IAC/InterActiveCorp.	1,835	96,539
LogMeIn, Inc. *	2,005	37,995
OpenTable, Inc. *	2,115	76,902
SPS Commerce, Inc. *	3,275	105,946
		622,953
IT CONSULTING & OTHER SERVICES—1.8%
Gartner, Inc. *	2,885	128,065
InterXion Holding NV *	4,680	90,090
		218,155
LEISURE FACILITIES—1.2%
Six Flags Entertainment Corp.	2,530	145,753

LEISURE PRODUCTS—1.0%
Brunswick Corp.	4,165	91,589
Fifth & Pacific Cos, Inc. *	3,165	35,068
		126,657
LIFE SCIENCES TOOLS & SERVICES—0.9%
Covance, Inc.*	2,245	105,380

MANAGED HEALTH CARE—1.6%
Coventry Health Care, Inc.	2,460	81,992
WellCare Health Plans, Inc. *	1,650	106,953
		188,945
METAL & GLASS CONTAINERS—1.7%
Ball Corp.	1,955	81,250

	SHARES	VALUE
COMMON STOCKS—(CONT.)

METAL & GLASS CONTAINERS—(CONT.)
Silgan Holdings, Inc.	3,235	$133,314
		214,564
MORTGAGE REITS—1.5%
Hatteras Financial Corp.	2,720	79,560
Two Harbors Investment Corp.	9,125	104,664
		184,224
MOVIES & ENTERTAINMENT—0.6%
Lions Gate Entertainment Corp.*	5,770	77,607

OIL & GAS EQUIPMENT & SERVICES—0.8%
Oil States International, Inc.*	1,405	102,144

OIL & GAS EXPLORATION & PRODUCTION—3.7%
Energy XXI Bermuda Ltd.	2,960	92,293
Kodiak Oil & Gas Corp. *	5,015	41,875
Plains Exploration & Production Co. *	2,725	108,891
Rosetta Resources, Inc. *	2,320	96,791
SM Energy Co.	2,335	109,955
		449,805
OIL & GAS REFINING & MARKETING—0.3%
HollyFrontier Corp.	855	31,968

PACKAGED FOODS & MEATS—1.8%
Annie’s, Inc. *	1,660	67,645
Hain Celestial Group, Inc. *	2,590	144,237
		211,882
PHARMACEUTICALS—1.6%
Medicis Pharmaceutical Corp., Cl. A	2,740	90,201
Questcor Pharmaceuticals, Inc. *	1,270	46,825
ViroPharma, Inc. *	2,855	61,982
		199,008
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	2,275	141,186

REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	1,590	106,037

REGIONAL BANKS—1.2%
First Niagara Financial Group, Inc.	7,200	54,576
SVB Financial Group *	1,600	92,496
		147,072
RESEARCH & CONSULTING SERVICES—0.9%
IHS, Inc., Cl. A*	990	109,167

RESIDENTIAL REITS—2.1%
Camden Property Trust	1,035	73,806
Equity Lifestyle Properties, Inc.	1,200	86,304
Home Properties, Inc.	1,375	90,213
		250,323
RESTAURANTS—1.0%
Dunkin’ Brands Group, Inc.	4,140	125,359

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RETAIL REITS—1.1%
Tanger Factory Outlet Centers	1,730	$55,706
Taubman Centers, Inc.	1,090	84,497
		140,203
SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.*	3,718	127,936

SEMICONDUCTORS—4.7%
Cypress Semiconductor Corp.	4,910	52,488
EZchip Semiconductor Ltd *	1,845	67,656
Inphi Corp. *	6,365	70,015
Mellanox Technologies Ltd. *	1,380	144,707
ON Semiconductor Corp. *	12,200	84,668
Skyworks Solutions, Inc. *	5,025	145,373
		564,907
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	1,775	52,096

SPECIALIZED REITS—0.8%
Sovran Self Storage, Inc.	1,610	91,931

SPECIALTY CHEMICALS—2.3%
Albemarle Corp.	1,350	78,597
PolyOne Corp.	7,315	107,750
Rockwood Holdings, Inc.	2,015	89,103
		275,450
SPECIALTY STORES—2.8%
Tractor Supply Co.	545	49,524
Ulta Salon, Cosmetics & Fragrance, Inc.	970	82,334
Vitamin Shoppe, Inc. *	2,525	138,673
X5 Retail Group NV (a)	2,115	62,054
		332,585
SYSTEMS SOFTWARE—2.1%
AVG Technologies NV *	1,801	18,064
Fortinet, Inc. *	4,345	104,324
MICROS Systems, Inc. *	2,695	128,659
		251,047
THRIFTS & MORTGAGE FINANCE—0.9%
Northwest Bancshares, Inc.	9,195	107,122

TRADING COMPANIES & DISTRIBUTORS—1.4%
Rush Enterprises, Inc. *	3,915	63,227
United Rentals, Inc. *	3,495	101,041
		164,268
TRUCKING—0.9%
Avis Budget Group, Inc.*	7,600	109,212

WIRELESS TELECOMMUNICATION SERVICES—1.3%
SBA Communications Corp.*	2,670	157,690
TOTAL COMMON STOCKS (Cost $10,273,387)		11,940,794

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP —0.5%

ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Och-Ziff Capital Management Group LLC, Cl. A	9,125	$66,156
TOTAL MASTER LIMITED PARTNERSHIP (Cost $92,692)		66,156

Total Investments (Cost $10,366,079)(b)	99.2%	12,006,950
Other Assets in Excess of Liabilities	0.8	101,227

NET ASSETS	100.0%	$12,108,177

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)	GDR - Global Depository Receipt
(b)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,408,843, amounted to $1,598,107 which consisted of aggregate gross unrealized appreciation of $2,114,560 and aggregate gross unrealized depreciation of $516,453.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡  (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—83.9%

BIOTECHNOLOGY—16.1%
Alexion Pharmaceuticals, Inc. *	58,850	$6,170,423
Alkermes PLC *	55,200	1,026,168
Cepheid, Inc. *	59,850	1,917,594
Gilead Sciences, Inc. *	56,800	3,085,944
Idenix Pharmaceuticals, Inc. *	202,450	2,050,818
Incyte Corp., Ltd. *	79,050	1,975,460
Ironwood Pharmaceuticals, Inc. *	161,250	2,075,287
Merrimack Pharmaceuticals, Inc. /Restricted *,(L2),(a)	450,666	3,412,218
Optimer Pharmaceuticals, Inc. *	145,192	1,983,323
Pharmacyclics, Inc. *	15,150	806,131
Seattle Genetics, Inc. *	43,900	1,148,424
Synageva BioPharma Corp. *	29,750	1,489,285
United Therapeutics Corp. *	16,600	909,348
Vertex Pharmaceuticals, Inc. *	50,600	2,454,606
		30,505,029
HEALTH CARE DISTRIBUTORS—2.2%
Cardinal Health, Inc.	96,400	4,153,876

HEALTH CARE EQUIPMENT—12.5%
Covidien PLC	84,450	4,719,066
Edwards Lifesciences Corp. *	8,300	839,960
Hospira, Inc. *	51,450	1,787,887
Insulet Corp. *	94,010	1,838,836
MAKO Surgical Corp. *	47,800	608,972
Medtronic, Inc.	159,100	6,271,722
NxStage Medical, Inc. *	137,200	2,064,860
Stryker Corp.	28,900	1,503,667
Volcano Corp. *	81,209	2,147,978
Wright Medical Group, Inc. *	100,400	1,871,456
		23,654,404
HEALTH CARE FACILITIES—5.8%
HCA Holdings, Inc.	107,200	2,838,656
Healthsouth Corp. *	104,050	2,330,720
Tenet Healthcare Corporation *	742,400	3,429,888
Universal Health Services, Inc., Cl. B	59,900	2,340,892
		10,940,156
HEALTH CARE SERVICES—6.2%
Accretive Health, Inc. *	136,550	1,854,349
Catamaran Corp. *	27,650	2,336,701
Express Scripts, Inc. *	130,000	7,532,200
		11,723,250
HEALTH CARE SUPPLIES—1.4%
Align Technology, Inc. *	47,550	1,614,798
Endologix, Inc. *	98,350	1,155,613
		2,770,411
HEALTH CARE TECHNOLOGY—1.3%
Cerner Corp. *	13,800	1,020,096

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE TECHNOLOGY—(CONT.)
Greenway Medical Technologies *	106,500	$1,457,985
		2,478,081
LIFE SCIENCES TOOLS & SERVICES—2.5%
Covance, Inc. *	69,500	3,262,330
Illumina, Inc. *	33,800	1,401,686
		4,664,016
MANAGED HEALTH CARE—10.9%
Amerigroup Corp. *	41,950	3,770,466
Cigna Corp.	185,100	7,455,828
UnitedHealth Group, Inc.	136,650	6,981,448
WellCare Health Plans, Inc. *	37,500	2,430,750
		20,638,492
PHARMACEUTICALS—25.0%
Allergan, Inc.	49,400	4,054,258
Bristol-Myers Squibb Co.	111,150	3,956,940
Johnson & Johnson	87,050	6,025,601
Medicis Pharmaceutical Corp., Cl. A	75,031	2,470,021
Mylan, Inc. *	123,700	2,848,811
Pfizer, Inc.	279,150	6,710,766
Questcor Pharmaceuticals, Inc. *	23,650	871,975
Roche Holding AG	22,800	4,047,572
Shire PLC #	13,400	1,154,812
Teva Pharmaceutical Industries Ltd. #	38,250	1,564,043
Valeant Pharmaceuticals International, Inc. *	108,954	5,181,852
ViroPharma, Inc. *	140,600	3,052,426
Warner Chilcott PLC, Cl. A *	103,850	1,765,450
Watson Pharmaceuticals, Inc. *	46,500	3,619,095
		47,323,622
TOTAL COMMON STOCKS (Cost $141,183,072)		158,851,337

Total Investments (Cost $141,183,072)(b)	83.9%	158,851,337
Other Assets in Excess of Liabilities	16.1	30,394,524

NET ASSETS	100.0%	$189,245,861

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on April 6, 2011 for a cost of $1,689,998 and represents 1.8% of the net assets of the Fund.

(b)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $141,400,197, amounted to $17,451,140 which consisted of aggregate gross unrealized appreciation of $21,194,817 and aggregate gross unrealized depreciation of $3,743,677.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH & INCOME FUND

Schedule of Investments‡  (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—95.2%

AEROSPACE & DEFENSE—3.0%
Boeing Co., /The	14,020	$1,036,218
General Dynamics Corp.	13,100	831,064
Honeywell International, Inc.	11,400	661,770
		2,529,052
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	7,700	582,197

ASSET MANAGEMENT & CUSTODY BANKS—1.2%
BlackRock, Inc.	6,100	1,038,586

COMMUNICATIONS EQUIPMENT—2.9%
Cisco Systems, Inc.	53,700	856,515
QUALCOMM, Inc.	26,000	1,551,680
		2,408,195
COMPUTER HARDWARE—5.0%
Apple, Inc.	6,865	4,192,867

COMPUTER STORAGE & PERIPHERALS—0.8%
Seagate Technology PLC	23,100	693,462

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Caterpillar, Inc.	5,000	421,050

DIVERSIFIED BANKS—1.4%
Wells Fargo & Co.	33,100	1,119,111

DIVERSIFIED CHEMICALS—0.9%
Dow Chemical Co., /The	12,700	365,506
EI Du Pont de Nemours & Co.	7,900	392,630
		758,136
DIVERSIFIED METALS & MINING—0.7%
Southern Copper Corp.	18,625	601,215

DRUG RETAIL—1.0%
CVS Caremark Corp.	17,500	791,875

ELECTRIC UTILITIES—1.3%
Southern Co., /The	21,600	1,040,040

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Emerson Electric Co.	14,500	692,665

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services, Inc.	14,900	431,057

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Monsanto Co.	7,400	633,588

FOOTWEAR—0.4%
NIKE, Inc., Cl. B	3,800	354,730

GENERAL MERCHANDISE STORES—1.1%
Target Corp.	15,800	958,270

GOLD—0.6%
Newmont Mining Corp.	11,900	529,193

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE EQUIPMENT—1.1%
Medtronic, Inc.	23,300	$918,486

HOME IMPROVEMENT RETAIL—1.3%
Home Depot, Inc., /The	21,700	1,132,306

HOUSEHOLD PRODUCTS—2.1%
Procter & Gamble Co., /The	26,425	1,705,470

HYPERMARKETS & SUPER CENTERS—1.8%
Wal-Mart Stores, Inc.	20,200	1,503,486

INDUSTRIAL CONGLOMERATES—2.8%
General Electric Co.	81,300	1,686,975
Tyco International Ltd.	11,400	626,316
		2,313,291
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	8,100	651,483

INDUSTRIAL MACHINERY—0.6%
Eaton Corp.	10,500	460,320

INTEGRATED OIL & GAS—6.8%
Chevron Corp.	15,100	1,654,658
Exxon Mobil Corp.	24,900	2,162,565
Royal Dutch Shell PLC #	26,700	1,820,940
		5,638,163
INTEGRATED TELECOMMUNICATION SERVICES—3.8%
AT&T, Inc.	33,100	1,255,152
Verizon Communications, Inc.	42,000	1,895,880
		3,151,032
INTERNET SOFTWARE & SERVICES—1.4%
Google, Inc., Cl. A*	1,805	1,142,511

IT CONSULTING & OTHER SERVICES—3.0%
Accenture Ltd.	15,000	904,500
International Business Machines Corp.	8,200	1,607,036
		2,511,536
LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	9,600	553,056

LIFE & HEALTH INSURANCE—0.8%
Prudential Financial, Inc.	12,900	622,812

MANAGED HEALTH CARE—1.0%
UnitedHealth Group, Inc.	15,500	791,895

MORTGAGE REITS—1.7%
American Capital Agency Corp.	40,700	1,430,198

MOVIES & ENTERTAINMENT—1.5%
Viacom, Inc., Cl. B	26,100	1,219,131

MULTI-UTILITIES—1.9%
Consolidated Edison, Inc.	12,600	812,700
Public Service Enterprise Group, Inc.	24,400	811,056
		1,623,756

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OFFICE REITS—0.8%
Digital Realty Trust, Inc.	8,700	$679,209

OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Company	20,300	672,539

OIL & GAS EXPLORATION & PRODUCTION—1.7%
ConocoPhillips	26,500	1,442,660

OIL & GAS REFINING & MARKETING—1.2%
Phillips 66	25,900	973,840

OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
JPMorgan Chase & Co.	36,861	1,326,996

PACKAGED FOODS & MEATS—1.0%
Kraft Foods, Inc., Cl. A	21,900	869,649

PAPER PRODUCTS—0.9%
International Paper Co.	22,300	731,663

PHARMACEUTICALS—7.3%
Bristol-Myers Squibb Co.	44,000	1,566,400
Johnson & Johnson	29,900	2,069,678
Pfizer, Inc.	72,059	1,732,298
Roche Holding AG #	16,300	723,068
		6,091,444
RAILROADS—1.5%
CSX Corp.	55,200	1,266,288

REGIONAL BANKS—0.6%
M&T Bank Corp.	5,700	489,288

RESTAURANTS—1.9%
Darden Restaurants, Inc.	10,800	552,744
McDonald’s Corp.	11,300	1,009,768
		1,562,512
RETAIL REITS—1.0%
Simon Property Group, Inc.	5,400	866,646

SEMICONDUCTORS—2.8%
Intel Corp.	37,700	968,890
Maxim Integrated Products, Inc.	30,200	822,346
Xilinx, Inc.	17,500	567,000
		2,358,236
SOFT DRINKS—4.6%
Coca-Cola Co., /The	21,000	1,696,800
PepsiCo, Inc.	29,800	2,167,354
		3,864,154
SPECIALIZED FINANCE—1.8%
CME Group, Inc.	13,950	726,935
NYSE Euronext	29,400	749,112
		1,476,047
SPECIALIZED REITS—2.0%
Health Care REIT, Inc.	13,500	840,105

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALIZED REITS—(CONT.)
Plum Creek Timber Co., Inc.	21,100	$856,449
		1,696,554
SPECIALTY CHEMICALS—1.0%
LyondellBasell Industries NV	18,100	805,993

SPECIALTY STORES—0.5%
Tiffany & Co.	7,600	417,468

SYSTEMS SOFTWARE—1.4%
Microsoft Corp.	39,600	1,167,012

TOBACCO—3.7%
Altria Group, Inc.	39,715	1,428,548
Philip Morris International, Inc.	18,415	1,683,868
		3,112,416
WIRELESS TELECOMMUNICATION SERVICES—0.5%
Vodafone Group PLC#	16,000	460,000
TOTAL COMMON STOCKS (Cost $71,990,863)		79,474,835

MASTER LIMITED PARTNERSHIP —1.1%

ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Carlyle Group LP, /The	16,000	390,880
KKR & Co., LP	36,100	505,039
		895,919
TOTAL MASTER LIMITED PARTNERSHIP (Cost $942,231)		895,919

Total Investments (Cost $72,933,094)(a)	96.3%	80,370,754
Other Assets in Excess of Liabilities	3.7	3,124,015

NET ASSETS	100.0%	$83,494,769

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $72,834,934, amounted to $7,535,820 which consisted of aggregate gross unrealized appreciation of $9,183,270 and aggregate gross unrealized depreciation of $1,647,450.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z.  Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 — quoted prices in active markets for identical investments

•          Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2012 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$162,694,424	$162,694,424	—	—
Consumer Staples	94,759,742	94,759,742	—	—
Energy	53,836,269	53,836,269	—	—
Financials	80,592,009	80,592,009	—	—
Health Care	133,554,399	130,550,217	3,004,182	—
Industrials	151,209,903	151,209,903	—	—
Information Technology	308,479,830	308,479,830	—	—
Materials	49,891,340	49,891,340	—	—
Telecommunication Services	33,287,631	33,287,631	—	—
TOTAL COMMON STOCKS	$1,068,305,547	$1,065,301,365	$3,004,182	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$2,070,900	—	$2,070,900	—
MASTER LIMITED PARTNERSHIP
Energy	$3,009,600	$3,009,600	—	—
Financials	9,261,093	9,261,093	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$12,270,693	$12,270,693	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,082,647,140	$1,077,572,058	$5,075,082	—

Alger Large Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$50,038,239	$50,038,239	—	—
Consumer Staples	8,815,032	8,815,032	—	—
Energy	17,158,723	17,158,723	—	—
Financials	6,291,046	6,291,046	—	—
Health Care	35,112,108	35,112,108	—	—
Industrials	26,257,659	26,257,659	—	—
Information Technology	77,220,884	77,220,884	—	—
Materials	3,607,018	3,607,018	—	—
Telecommunication Services	6,473,076	6,473,076	—	—
TOTAL COMMON STOCKS	$230,973,785	$230,973,785	—	—
MASTER LIMITED PARTNERSHIP
Financials	$3,114,174	$3,114,174	—	—
TOTAL INVESTMENTS IN SECURITIES	$234,087,959	$234,087,959	—	—

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$40,642,890	$40,642,890	—	—
Consumer Staples	9,701,176	9,701,176	—	—
Energy	14,704,631	14,704,631	—	—
Financials	16,162,730	16,162,730	—	—
Health Care	33,757,849	29,396,665	4,361,184	—
Industrials	24,736,897	24,736,897	—	—
Information Technology	38,641,556	38,641,556	—	—
Materials	8,927,492	8,927,492	—	—
Telecommunication Services	7,547,868	7,547,868	—	—
Utilities	2,084,739	2,084,739	—	—
TOTAL COMMON STOCKS	$196,907,828	$192,546,644	$4,361,184	—
PURCHASED OPTIONS
Energy	$6,135	$6,135	—	—
Exchange Traded Funds	$3,729	$3,729	—	—
TOTAL PURCHASED OPTIONS	$9,864	$9,864	—	—
MASTER LIMITED PARTNERSHIP
Financials	$1,853,675	$1,853,675	—	—
TOTAL INVESTMENTS IN SECURITIES	$198,771,367	$194,410,183	$4,361,184	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$220,880	$220,880	—	—
Exchange Traded Funds	$26,004	$26,004	—	—
Industrials	11,550	11,550	—	—
TOTAL OPTIONS WRITTEN	$258,434	$258,434	—	—

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$167,198,730	$167,198,730	—	—
Consumer Staples	31,326,537	31,326,537	—	—
Energy	43,606,173	43,606,173	—	—
Financials	98,872,342	98,872,342	—	—
Health Care	146,163,183	146,163,183	—	—
Industrials	173,749,637	173,749,637	—	—
Information Technology	196,431,886	196,431,886	—	—
Materials	48,226,657	48,226,657	—	—
Telecommunication Services	12,036,428	12,036,428	—	—
Utilities	10,850,288	10,850,288	—	—
TOTAL COMMON STOCKS	$928,461,861	$928,461,861	—	—
MASTER LIMITED PARTNERSHIP
Financials	$3,809,150	$3,809,150	—	—
TOTAL INVESTMENTS IN SECURITIES	$932,271,011	$932,271,011	—	—

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$38,024,403	$38,024,403	—	—
Consumer Staples	8,608,788	8,608,788	—	—
Energy	12,850,536	12,850,536	—	—
Financials	19,697,089	19,697,089	—	—
Health Care	41,048,852	41,048,852	—	—
Industrials	37,571,978	37,571,978	—	—
Information Technology	55,089,507	55,089,507	—	—
Materials	9,744,330	9,744,330	—	—
Utilities	2,923,086	2,923,086	—	—
TOTAL COMMON STOCKS	$225,558,569	$225,558,569	—	—
MASTER LIMITED PARTNERSHIP
Financials	$1,399,734	$1,399,734	—	—
TOTAL INVESTMENTS IN SECURITIES	$226,958,303	$226,958,303	—	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,920,393	$1,920,393	—	—
Consumer Staples	441,932	441,932	—	—
Energy	583,917	583,917	—	—
Financials	1,159,704	1,159,704	—	—
Health Care	2,044,397	2,044,397	—	—
Industrials	1,835,626	1,835,626	—	—
Information Technology	3,087,544	3,087,544	—	—
Materials	570,856	570,856	—	—
Telecommunication Services	157,690	157,690	—	—
Utilities	138,735	138,735	—	—
TOTAL COMMON STOCKS	$11,940,794	$11,940,794	—	—
MASTER LIMITED PARTNERSHIP
Financials	$66,156	$66,156	—	—
TOTAL INVESTMENTS IN SECURITIES	$12,006,950	$12,006,950	—	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Health Care	$158,851,337	$155,439,119	$3,412,218	—
TOTAL INVESTMENTS IN SECURITIES	$158,851,337	$155,439,119	$3,412,218	—

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,197,473	$6,197,473	—	—
Consumer Staples	11,847,050	11,847,050	—	—
Energy	8,727,202	8,727,202	—	—
Financials	10,745,447	10,745,447	—	—
Health Care	7,801,825	7,801,825	—	—
Industrials	8,695,920	8,695,920	—	—
Information Technology	14,473,819	14,473,819	—	—
Materials	4,711,271	4,711,271	—	—
Telecommunication Services	3,611,032	3,611,032	—	—
Utilities	2,663,796	2,663,796	—	—
TOTAL COMMON STOCKS	$79,474,835	$79,474,835	—	—
MASTER LIMITED PARTNERSHIP
Financials	$895,919	$895,919	—	—
TOTAL INVESTMENTS IN SECURITIES	$80,370,754	$80,370,754	—	—

On July 31, 2012 the Alger Mid Cap Growth Fund transferred securities totaling $1,023,264 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2012, options were used in accordance with these objectives.

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

The fair values of derivative instruments as of July 31, 2012 are as follows:

Alger Mid Cap Growth Fund

	ASSET DERIVATIVES 2012		LIABILITY DERIVATIVES 2012
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$6,135	—	—
Purchased Call Options	Investments in Securities, at value	3,729	—	—
Written Put Options	—	—	Written Options Outstanding, at value	$87,182
Written Call Options	—	—	Written Options Outstanding, at value	171,252
Total		$9,864		$258,434

For the three months ended July 31, 2012, the Alger Mid Cap Growth Fund had option purchases of $776,346 and option sales of $1,509,761, and Alger Health Sciences Fund had option purchases of $9,298,919 and option sales of $9,968,172. The effect of derivative instruments on the statement of operations for the three months ended July 31, 2012 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(1,393,095)
Written Options	661,980
Total	$(731,115)

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$361,146
Written Options	145,134
Total	$506,280

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$(11,014)
Written Options	(12,432)
Total	$(23,446)

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 25, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 25, 2012